SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Change in Accounting Estimates (Details) - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2025	Dec. 31, 2024
Change in Accounting Estimates
Trade accounts receivable	$ 33,941,083	$ 47,285,393	$ 50,568,698
Less: allowance for expected credited losses	(2,841,192)	(4,756,474)	(3,992,922)
Accounts receivable, net	$ 31,099,891	$ 42,528,919	$ 46,575,776
Allowance Ratio	8.40%
Individual basis
Change in Accounting Estimates
Trade accounts receivable	$ 1,991,596
Less: allowance for expected credited losses	$ (1,991,596)
Allowance Ratio	100.00%
Aging group basis
Change in Accounting Estimates
Trade accounts receivable	$ 31,949,487
Less: allowance for expected credited losses	(849,596)
Accounts receivable, net	$ 31,099,891
Allowance Ratio	2.70%